Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 210,184	£ 224,634
Cash collateral and settlement balances	119,843	108,889
Debt securities at amortised cost	68,210	56,749
Loans and advances at amortised cost to banks	8,327	9,459
Loans and advances at amortised cost to customers	337,946	333,288
Reverse repurchase agreements and other similar secured lending at amortised cost	4,734	2,594
Trading portfolio assets	166,453	174,605
Financial assets at fair value through the income statement	193,734	206,651
Derivative financial instruments	293,530	256,836
Financial assets at fair value through other comprehensive income	78,059	71,836
Investments in associates and joint ventures	891	879
Goodwill and intangible assets	8,275	7,794
Property, plant and equipment	3,604	3,417
Current tax assets	155	121
Deferred tax assets	6,321	5,960
Retirement benefit assets	3,263	3,667
Assets included in disposal group classified as held for sale	9,854	3,916
Other assets	4,819	6,192
Total assets	1,518,202	1,477,487
Liabilities
Deposits at amortised cost from banks	13,203	14,472
Deposits at amortised cost from customers	547,460	524,317
Cash collateral and settlement balances	106,229	94,084
Repurchase agreements and other similar secured borrowing at amortised cost	39,415	41,601
Debt securities in issue	92,402	96,825
Subordinated liabilities	11,921	10,494
Trading portfolio liabilities	56,908	58,669
Financial liabilities designated at fair value	282,224	297,539
Derivative financial instruments	279,415	250,044
Current tax liabilities	566	529
Deferred tax liabilities	18	22
Retirement benefit liabilities	240	266
Provisions	1,383	1,584
Liabilities included in disposal group classified as held for sale	3,726	3,164
Other liabilities	10,611	12,013
Total liabilities	1,445,721	1,405,623
Equity
Called up share capital and share premium	4,186	4,288
Other equity instruments	12,075	13,259
Other reserves	(468)	(77)
Retained earnings	56,028	53,734
Total equity excluding non-controlling interests	71,821	71,204
Non-controlling interests	660	660
Total equity	72,481	71,864
Total liabilities and equity	£ 1,518,202	£ 1,477,487